CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 3,994	$ 33,248
Accounts receivable	1,275	5,357
Amounts due from related parties	9,074	168,416
Deposits and other receivables	2,995	3,365
Total current assets	17,338	210,386
Non-current asset:
Plant and equipment, net	898	56,448
Total non-current asset	898	56,448
TOTAL ASSETS	18,236	266,834
Current liabilities:
Accounts payable	233	0
Accrued liabilities and other payables	752,518	725,185
Accrued compensation payable to officers and directors	167,475	166,570
Amounts due to related parties	4,127,671	3,480,148
Total current liabilities	5,047,897	4,371,903
TOTAL LIABILITIES	5,047,897	4,371,903
Commitments and contingencies
MEZZANINE EQUITY
Series B Convertible Preferred Stock, 10,000,000 shares authorized, $0.0001 par value, 5,898,256 shares issued and outstanding as of December 31, 2025 and 2024 respectively	6,417,301	6,039,813
STOCKHOLDERS’ DEFICIT
Preferred stock, 1,000,000 shares authorized, $0.0001 par value: Series A, 1,000,000 authorized, issued and outstanding	100	100
Common stock, unlimited ordinary shares of no par value; 151,096,262 and 151,096,262 shares issued and outstanding as of December 31, 2025 and 2024, respectively	15,110	15,110
Additional paid-in capital	2,773,081	2,773,081
Accumulated other comprehensive loss	(464,855)	(173,365)
Accumulated losses	(13,755,305)	(12,746,094)
Total stockholders’ deficit attributable to the Company	(11,431,869)	(10,131,168)
Non-controlling interest	(15,093)	(13,714)
Total stockholders’ deficit	(11,446,962)	(10,144,882)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 18,236	$ 266,834